united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCK - 96.6%
	ADVERTISING - 2.6%
465,527	Interpublic Group of Companies, Inc.	$ 9,668,996

	AUTO PARTS & EQUIPMENT - 2.5%
271,836	Allison Transmission Holdings, Inc.	9,215,240

	BUILDING MATERIALS - 3.3%
245,874	Armstrong World Industries, Inc. *	12,569,079

	CHEMICALS - 7.0%
79,432	Air Products & Chemicals, Inc.	11,456,477
124,282	Ashland, Inc.	14,884,012
		26,340,489
	COMMERCIAL SERVICES - 4.6%
443,960	Hertz Global Holdings, Inc. *	11,072,362
139,786	Sotheby's	6,035,959
		17,108,321
	COMPUTERS - 5.5%
450,995	Mentor Graphics Corp.	9,885,810
373,939	NCR Corp. *	10,896,583
		20,782,393
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
370,590	FNF Group	12,766,826

	ENVIRONMENTAL CONTROL - 2.3%
289,167	Progressive Waste Solutions Ltd.	8,698,143

	FOREST PRODUCTS & PAPER - 3.3%
276,447	MeadWestvaco Corp.	12,271,482

	HEALTHCARE - PRODUCTS - 2.8%
393,266	Hologic, Inc. *	10,515,933

	MACHINERY - DIVERSIFIED - 5.0%
327,373	Babcock & Wilcox Co.	9,919,402
403,282	Manitowoc Co., Inc.	8,912,532
		18,831,934
	MEDIA - 1.8%
206,861	Gannett Co., Inc.	6,605,072

	OIL & GAS - 1.6%
314,191	Chesapeake Energy Corp.	6,148,718

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value
	PHARMACEUTICALS - 5.4%
59,387	Valeant Pharmaceuticals International, Inc. *	$ 8,498,874
276,765	Zoetis, Inc. - Class A	11,909,198
		20,408,072
	PIPELINES - 2.3%
192,212	Williams Cos, Inc.	8,638,007

	REAL ESTATE - 9.4%
419,410	CBRE Group, Inc. - Class A *	14,364,793
159,227	Howard Hughes Corp *	20,766,385
		35,131,178
	REITS - 1.8%
755,752	American Realty Capital Properties, Inc.	6,839,556

	RETAIL - 14.2%
469,218	Chico's FAS, Inc.	7,606,024
156,026	Cracker Barrel Old Country Store, Inc.	21,962,220
216,285	Darden Restaurants, Inc.	12,680,790
598,944	Staples, Inc.	10,852,865
		53,101,899
	SEMICONDUCTORS - 4.7%
489,367	Tessera Technologies, Inc.	17,499,764

	SOFTWARE - 1.3%
346,960	Nuance Communications, Inc. *	4,951,119

	TELECOMMUNICATIONS - 7.1%
569,956	Juniper Networks, Inc.	12,721,418
207,052	Motorola Solutions, Inc.	13,889,048
		26,610,466
	TRANSPORTATION - 4.7%
90,882	Canadian Pacific Railway Ltd.	17,512,053

	TOTAL COMMON STOCK (Cost - $334,113,743)	362,214,740

	SHORT-TERM INVESTMENTS - 7.7%
	MONEY MARKET FUND - 7.7%
28,697,482	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.03% ** (Cost - $28,697,482)	28,697,482

	TOTAL INVESTMENTS - 104.3% (Cost - $362,811,225) (a)	$ 390,912,222
	OTHER ASSETS LESS LIABILITIES - NET - (4.3) %	(16,194,587)
	NET ASSETS - 100.0%	$ 374,717,635

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $362,951,749 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ 33,059,347
Unrealized Depreciation:	(5,098,874)
Net Unrealized Appreciation:	$ 27,960,473

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2014 in valuing the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 362,214,740	$ -	$ -	$ 362,214,740
Short-Term Investments	28,697,482	-	-	28,697,482
Total	$ 390,912,222	$ -	$ -	$ 390,912,222
The Fund did not hold any level 3 securities.
There were no transfers into or out of Level 1 or Level 2 during the current period presented.
It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 2/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 2/25/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date 2/25/15